Loans, Borrowings, Leases obligations and other financial liabilities	12 Months Ended
Dec. 31, 2021
Loans Borrowings And Lease Liabilities [Abstract]
Loans, Borrowings, Leases obligations and other financial liabilities

NOTE 14: Loans, Borrowings, Leases obligations and other financial liabilities

Loans, Borrowings & Lease liabilities

Thousands of $ For the years ended December 31	2021	2020
Non-current loans and borrowings
Loans (*)	7,490	10,279
Convertible loans	161	0
Lease liabilities (**)	2,624	2,017
Total non-current loans and borrowings	10,275	12,296

Thousands of $ For the years ended December 31	2021	2020
Current loans and borrowings
Loans	4,170	2,818
Convertible loans	271	0
Lease liabilities	840	757
Total current loans and borrowings	5,281	3,575

(*)	The ending balance of $10.3 million as of December 31, 2020, includes the fair value of the derivative financial liability of the initial drawdown fee for an amount of $713,000 which has been presented separately a long-term derivative financial liability which is discussed below.
(**)	the evolution in the right of use assets is further disclosed in note 10.

During 2019, the Company entered into a loan facility with Kreos Capital in the amount of €9.0 million, or approximately $10.2 million. The loan had a term of four years with the first 12 months of interest-only payments followed by 36 months of principal and interest payments. On October 20, 2020, MDxHealth and Kreos Capital executed an amendment to the 2019 loan facility, extending the interest-only period from 12 months to 18 months. As a result of this amendment, repayment of principal has been extended by 6 months, from November 2020 to May 2021. As part of the amendment, the Company agreed to increase the end-of-loan fee by €67,500 (approx. $80,000) as well as to provide for €180,000 of the €9 million loan to be convertible into shares of MDxHealth at a 25% premium to the 30-day volume weighted average price immediately prior to signing the amendment. If exercised, this amount will be reduced from the principal amount due under the loan agreement.

In April 2021, MDxHealth and Kreos Capital executed a second amendment to the loan facility, extending the interest-only period from 18 months to 27 months. As a result of this amendment, repayment of principal has been extended from May 2021 to February 2022. As part of the amendment, the Company agreed to increase the end-of-loan fee by an additional €67,500 (approx. $80,000) as well as to provide for an additional €202,500 of the €9 million loan to be convertible into shares of MDxHealth at a 25% premium to the 30-day volume weighted average price 10 days prior to signing the amendment.

The convertible part of the loan, representing the first discretionary convertible loan of €180,000 ($203,868) and the second discretionary convertible loan of €202,500 ($229,352) are recognized at their amortized cost under Convertible loan. If exercised, this amount will be reduced from the principal amount due under the loan agreement.

In addition, the second amendment provided for a further six-month extension of the interest-only period in the event that the Company would receive gross proceeds for a minimum amount of $30 million in new equity financing. Following the completion of our Initial Public Offering of ADSs in the United States on November 8, 2021, whereby the Company received gross proceeds of $45 million in new equity financing, Kreos granted a six-month extension of the interest-only period through July 2022. Beginning August 2022, until maturity in October 2023, we are required to make monthly interest and principal payments.

In addition, as the loan facility is contracted in Euro, the foreign exchange rate impacts the carrying amount. The amortized cost is calculated using the effective interest method, which allocates interests and expenses at a constant rate over the term of the instrument; the effective interest rate for the loan is 19.56%.

On April 20, 2020, the Company, through its U.S. subsidiary, MDxHealth Inc., has entered into a “Paycheck Protection Program” (PPP) loan with the U.S. Small Business Administration (SBA) in the amount of $2,316,000 as part of the U.S Coronavirus Aid, Relief, and Economic Security (CARES) Act. The loan has a term of five years and carries an interest rate of 1.0% per year. Payments on the loan are deferred for the first eighteen months following disbursement of the loan, with principal and interest payments beginning on the nineteenth month. Interest on the loan continues to accrue during the eighteen-month deferment period. Cash proceeds from the loan were received in July 2020.

In addition to the contracted loans, the Company has several lease obligations. The leases have terms of 3 to 5 years.

Maturity of loans and borrowings are as follows at the balance sheet date:

Thousands of $ For the years ended December 31	2021	2020
Loans (including convertible loan)
Within one year	4,780	3,644
Years two to five	9,283	11,736

Leases
Within one year	1,127	1,040
Years two to five	3,094	2,414

Note: all figures shown in this table are undiscounted and reflect future cash payments (capital and interests)

Other financial liabilities

Other financial liabilities include the contingent consideration related to the acquisition of NovioGendix in 2015 which is valued at fair value through P&L. The fair value of this contingent consideration is reviewed on a regular basis. The fair value is based on a risk-adjusted future cash flows of different scenarios discounted using appropriate interest rate. The structure of the possible scenarios and the probability assigned to each one of them is reassessed by management at every reporting period and requires judgement from management about the outcome and probability of the different scenarios (see Note 24 for details).

It also includes the derivative financial liability of the convertible initial drawdown fee payable to Kreos as follows:

●	a drawdown fee of €630,000 ($713,538) is due to Kreos Capital which was not payable in cash but remained outstanding as a “convertible loan” (the “Initial Convertible Loan”).

●	Upon the Expiration Date, the convertible loan will convert automatically into ordinary shares at €0.85 per share.

●	In lieu of converting the Initial Convertible Loan, Kreos Capital may instead cancel the convertible loan at any time (but before the Expiration Date) after the earlier to occur of (i) a repayment or prepayment in full of the loan, and (ii) sale of the entire issued share capital of MDxHealth. In such case, Kreos Capital will be paid an amount equal to 150% of the principal amount of the Initial Convertible Loan.

The fair value of the financial derivative financial instrument related to the initial drawdown fee of the Kreos loan which is either convertible into shares or repayable at 150%, is computed as the sum of the probability weighted values of the fair values associated with each of the possible outcomes.

Thousands of $ For the years ended December 31	2021	2020
Other financial liabilities
Other non-current financial liabilities[1]	1,466	690
Other current financial liabilities	961	909
Total other financial liabilities	2,427	1,599

A reconciliation of cash and non-cash movements of loans and borrowings, lease liabilities and other financial liabilities is presented below:

Thousands of	Loans and Borrowings		Other financial liabilities
For the years ended December 31	2021	2020	2021	2020
Beginning balance	13,097	9,617	1,599	1,599
Cash movements
Loans and borrowings repaid[2]		(39)
Loans and borrowings received		2,316
Non-cash movements
Reclassification[3]	(773)		773
Effective interest rate adjustment	536	258	194	118
Foreign exchange rate impact / other	(768)	941	(59)
Fair value changes through profit and loss		4	(80)	(118)
Ending balance	12,092	13,097	2,427	1,599

1)	Included in 2021 the fair value of the derivative financial liability of the initial drawdown fee of $810,000 which was presented separately
2)	The amount includes interest paid on loans and borrowings
3)	Reclassification of the fair value of the derivative financial liability of the initial drawdown fee to be presented separately

The total change in fair value in 2021 amounts to ($80,000) and is composed as follows:

●	($176,000) for the NovioGendix contingent liability; and,

●	$96,000 for the Kreos Derivative Instrument

Thousands of $	Lease liabilities
For the years ended December 31	2021	2020
Opening balance	2,774	1,385
Cash movements
Repayment of lease liabilities	(1,057)	(831)
Non-cash movements
Interest accretion	229	89
New leases	1,518	2,131
Closing balance	3,464	2,774